Nature of business and organization (Details Narrative)	1 Months Ended
Sep. 30, 2023 CNY (¥)
Third Party [Member]
Restructuring Cost and Reserve [Line Items]
Amount transferred	¥ 7,000,000
Third Party One [Member]
Restructuring Cost and Reserve [Line Items]
Amount transferred	¥ 3,000,000